                                             UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                    FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                      SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                      USAA MUTUAL FUNDS TRUST
                                                      9800 FREDERICKSBURG ROAD
                                                      SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2010

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA TOTAL RETURN STRATEGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDED
JUNE 30, 2010

 [LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

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       SEMIANNUAL REPORT
       USAA TOTAL RETURN STRATEGY FUND
       JUNE 30, 2010

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FUND OBJECTIVE

SEEKS A POSITIVE RETURN EVERY CALENDAR YEAR AND OVER THE LONG TERM (FIVE YEARS
AND MORE) TO ACHIEVE RETURNS GREATER THAN THE S&P 500 INDEX WITH LESS RISK.

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TYPES OF INVESTMENTS

One portion of the Fund's assets is shifted among stocks, investment-grade bonds, or cash equivalents, generally investing at any given time in either (1)
stocks through the use of stock-based exchange-traded funds (ETFs), (2)
investment-grade bonds through either ETFs or direct investment, or (3) cash equivalents through direct investment in short-term, high-quality money market instruments or money market funds. Another portion of the Fund's assets is invested in long and short positions of common stock of large U.S. companies.
The Fund also may utilize an index option-based strategy and a global tactical asset allocation strategy.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

    Portfolio of Investments                                                 14

    Notes to Portfolio of Investments                                        30

    Financial Statements                                                     32

    Notes to Financial Statements                                            35

EXPENSE EXAMPLE                                                              52

ADVISORY AGREEMENTS                                                          54

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

". . . INVESTORS MAY WANT TO REVIEW THEIR
LONG-TERM INVESTMENT STRATEGY. IT'S VITAL TO
CONTINUE -- AND EVEN INCREASE -- INVESTING         [PHOTO OF DANIEL S. McNAMARA]
IF YOU WANT TO LIVE THE RETIREMENT LIFESTYLE
YOU ENVISION."

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JULY 2010

At the beginning of 2010, optimism permeated the financial markets. Stocks had just finished a strong year (the S&P 500 Index was up 26.5% in 2009). Supported by stimulus spending by the federal government, the U.S. economy was showing signs of improvement. The housing market was stabilizing after several years of falling prices. At the same time, corporate earnings, driven by surprisingly strong top-line growth, were better than expected. Unemployment remained high, but renewed job growth was widely expected at any moment.

During the spring, however, the markets were rattled by the European debt crisis and its potential impact on European banks. There was growing investor uncertainty about regulatory changes pending in Washington (related to the health care, financial, and energy industries). Sentiment was further eroded by the still-unexplained April "flash crash" in the U.S. stock market and BP's oil spill in the Gulf of Mexico.

As a result, the outlook for the U.S. economy grew more uncertain as 2010 progressed. The federal government is winding down its stimulus spending and many observers have questioned whether the nation's economic recovery will be self-sustaining. The housing market has suffered more setbacks. In May, just a month after the federal tax subsidy ended, sales of new single-family homes dropped 33% to the lowest seasonally adjusted rate since records began in 1963.
Meanwhile, unemployment remains stubbornly high with most of the job growth coming from government hiring of census workers.

Bonds generally provided positive results during the six-month period, but the performance of the stock market was disappointing (the S&P 500 Index returned
-6.7% between January 1 and June 30, 2010). Many investors continue to stay on the sidelines, primarily in low-yielding money market funds. But while there is reason for caution, long-term investors should also take into account the improvement in U.S. corporate balance sheets and the favorable outlook for U.S.
corporate earnings.

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2  | USAA TOTAL RETURN STRATEGY FUND
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While I find investors' lack of engagement understandable, I grow more concerned about it with every passing day. Americans are not saving enough for their retirements. Two-thirds have less than $50,000 in retirement savings (excluding the value of their home and any traditional pension).

Fortunately, many people still have time to grow their retirement nest egg.
Furthermore, a number of catch-up provisions allow those over the age of 50 to increase their contributions to individual retirement accounts (IRAs). Under the circumstances, investors may want to review their long-term investment strategy. It's vital to continue -- and even increase -- investing if you want to live the retirement lifestyle you envision. However, this is based upon what is most suitable for your needs. For assistance, please feel free to call one of our USAA service representatives at 1-800-531-8722. They are available to help you free of charge.

At USAA Investment Management Company, we are proud of the investment team that manages our family of no-load mutual funds. Seasoned professionals all, they understand the markets and are skilled at making the tactical decisions necessary to pursue opportunities during market declines and to help reduce exposure when valuations are rich. This ability can be especially valuable during periods of market turmoil. I would argue that given the economic headwinds it may be more important than ever. Certainly, it makes sense to have some of the industry's top investment talent managing your hard-earned money.

Rest assured that in the months ahead, we will continue working hard on your behalf. From all of us, thank you for your continued confidence in us. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR
ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF
YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

Financial advice provided by USAA Financial Planning Services Insurance Agency,
Inc. (known as USAA Financial Insurance Agency in California, License #
0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company                Deutsche Investment Management
                                                  Americas Inc.
   JOHN P. TOOHEY, CFA
                                                     U.S. Stocks
   WASIF A. LATIF
   Exchange-Traded Funds                             ROBERT WANG
                                                     JAMES FRANCIS, CFA
   TONY ERA
   Money Market Instruments

Credit Suisse Securities (USA) LLC's
Volaris Volatility Management Group
   Index Options

   YIRONG LI, CFA
   DEFINA MALUKI, CFA

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o   HOW DID THE USAA TOTAL RETURN STRATEGY FUND (THE FUND) PERFORM?

    For the six months ended June 30, 2010, the Fund had a total return of
    -4.27%. This compares to returns of -6.65% for the S&P 500 Index (the
    Index) and -3.81% for the Lipper Flexible Portfolio Funds Index.

o   PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE SIX-MONTH REPORTING
    PERIOD.

    When the period began, the worst of the financial crisis and the recession appeared to be over. The U.S. economy was improving, supported by ongoing monetary stimulus from the Federal Reserve Board, a strong rebound in manufacturing, robust corporate earnings, strengthening corporate balance sheets, and increased

    Past performance is no guarantee of future results.

    Refer to page 10 for benchmark definitions.

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4  | USAA TOTAL RETURN STRATEGY FUND
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    consumer confidence. The equity markets continued a rally that began in
    March 2009, and credit markets continued to heal as corporate bond spreads narrowed towards pre-crisis levels.

    In mid-April, however, volatility returned as the Greek debt crisis shone a light on the massive levels of sovereign debt in a number of developed countries. Markets began pricing in the financial system risk posed by highly leveraged European banks. Signs of a slowdown in China's economic growth become more apparent. In the United States, financial regulatory legislation renewed uncertainty about the future of the financial sector.
    The massive oil spill in the Gulf of Mexico also focused more attention on the potential for increased regulation of businesses.

    Because of these headwinds, risk aversion returned to the markets. Yields fell and prices rose on U.S. Treasuries as investors flocked to what they perceived to be the safest securities. Volatility spiked as stock markets declined and most commodity prices fell.

o   WHAT FACTORS DROVE THE FUND'S PERFORMANCE?

    The Fund seeks to have a positive total return every calendar year and attempts to outperform the Index over a full market cycle using a multi-pronged, risk-controlled strategy that attempts to avoid big stock market downturns and participate to a significant degree in stock market gains.

    The Fund had four major components during the six-month reporting period.
    The first component involved close to 70% of the Fund's assets being invested in the SPDR Trust Series 1 exchange-traded fund (ETF), which seeks to closely track the Index. This component had a negative total return for the six months.

    Exchange Traded Funds (ETFs) are subject to risks similar to those of stocks. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost. o As interest rates rise, existing bond prices fall.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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    The second component seeks to control risk in this portion of the Fund by using an equity hedging strategy that's managed by Credit Suisse Securities
    (USA) LLC's Volaris Volatility Management Group (Volaris Group). The
    strategy involves purchasing index put or corresponding ETF options or put spread options and selling index call or corresponding ETF options against a highly correlated stock portfolio. This carefully managed equity hedging strategy allows us to attempt to create a collar on our stock market exposure that effectively limits downside (and upside) potential and gives us the flexibility to quickly change the Fund's risk profile. This equity hedging strategy helped the Fund avoid the worst of the losses when market volatility spiked toward the end of the period. We work closely with
    Volaris Group to actively manage the equity hedging strategy based on market conditions.

    The third component comprised about 23% of the Fund's assets in a market-neutral strategy managed by Deutsche Investment Management Americas
    Inc. (DIMA). DIMA invests primarily in long and short positions of common stock of large U.S. companies and seeks to generate positive returns that have low correlation with the Index. The market-neutral strategy had a positive total return for the six months.

    The fourth and final component comprised roughly 6% of the Fund's assets, which were invested in a hedge fund called Deutsche iGAP Investment Trust
    "B" (iGAP). Managed by DIMA, iGAP employs a global tactical asset allocation strategy that invests only in liquid instruments, taking long or short positions using futures on stock, currency, commodity and bond markets around the world. The iGAP allocation had a slightly negative return for the six months.

    Options are considered speculative investment strategies. o Index collars are generally employed to protect unrealized profits from the portfolio being protected, and the index option class chosen will generally have an underlying index that most closely tracks the performance of the portfolio.
    While losses may be limited so are potential gains.

    You will find a complete list of securities that the Fund owns on pages
    14-29.

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6  | USAA TOTAL RETURN STRATEGY FUND
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o   WHAT IS YOUR OUTLOOK FOR THE ECONOMY?

    The broadest measure of U.S. economic activity, real gross domestic product, grew at a 3.7% annual rate in the first quarter and a 2.4% annual rate in the second quarter of 2010, driven by unprecedented monetary and fiscal stimulus. We think that the lingering effects of the financial crisis may make this recovery muted by historical standards.

    Corporations took advantage of a period of extremely cheap and easy credit to prepare their balance sheets for an uncertain future. However, banks are still working to heal their balance sheets, suggesting that lending may continue to contract. We expect consumer spending to remain subdued compared to previous recoveries as households continue rebuilding their balance sheets. Unemployment is likely to remain high. We anticipate higher taxes and increased business regulation.

    Like investors everywhere, we are deeply concerned about the news from the eurozone, where the sovereign debt crisis could lead to a new period of austerity which may weigh on the global recovery. We are also concerned about the U.S. real estate market. In addition, until consumers prove more willing to open their wallets, corporations may not have the confidence to hire.

    We remain vigilant for any signs of inflationary pressure. Longer term, we believe that the unprecedented government spending is likely to be inflationary. However, there is currently little evidence of inflation. In fact, the risk of deflation grew during the six-month period because of the eurozone debt crisis and its potential to slow the global economic recovery.

    Thank you for your investment in the Fund.

    THE TOTAL RETURN STRATEGY FUND MAY CHANGE THE ALLOCATION OF ITS PORTFOLIO
    HOLDINGS REGULARLY WHICH MAY RESULT IN A HIGHER PROPORTION OF CAPITAL
    GAINS, HIGHER PORTFOLIO TURNOVER, AND A LOWER RETURN. THE FUND UTILIZES A
    FOCUSED INVESTMENT STRATEGY WHICH MAY INCREASE THE VOLATILITY OF THE FUND'S
    INVESTMENT RESULTS. THERE IS NO ASSURANCE THAT THE FUND'S OBJECTIVES WILL
    BE ACHIEVED.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7
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FUND RECOGNITION

USAA TOTAL RETURN STRATEGY FUND

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                         OVERALL MORNINGSTAR RATING(TM)
                         out of 1,810 large blend funds
                       for the period ended June 30, 2010:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                    * * * * *
                               out of 1,810 funds

                                     5-YEAR
                                     * * * *
                               out of 1,486 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a
Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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8  | USAA TOTAL RETURN STRATEGY FUND
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INVESTMENT OVERVIEW

USAA TOTAL RETURN STRATEGY FUND (Ticker Symbol: USTRX)

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                                               6/30/10              12/31/09
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Net Assets                                 $137.3 Million        $149.2 Million
Net Asset Value Per Share                      $7.62                  $7.97

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/10
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  12/31/09 to 6/30/10*        1 Year        5 Years      Since Inception 1/24/05
         -4.27%               7.13%         -1.12%                -1.17%
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                                 EXPENSE RATIO**
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                                      1.96%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES AND ANY DIVIDEND ON SHORT SALES, AS REPORTED IN THE FUND'S
PROSPECTUS DATED MAY 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET
ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE FUND'S ACTUAL EXPENSE RATIO FOR
THE SIX-MONTH PERIOD ENDED JUNE 30, 2010, BEFORE REIMBURSEMENT, WHICH WAS 1.56%,
AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, INCLUDING DIVIDEND EXPENSES ON SHORT
SALES AND BEFORE ANY ACQUIRED FUND FEES AND EXPENSES AND EXPENSES PAID
INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   LIPPER FLEXIBLE                              USAA TOTAL RETURN
                PORTFOLIO FUNDS INDEX      S&P 500 INDEX          STRATEGY FUND

01/31/05              $10,000.00             $10,000.00             $10,000.00
02/28/05               10,188.52              10,210.44              10,020.00
03/31/05               10,007.72              10,029.64               9,854.00
04/30/05                9,824.85               9,839.42               9,874.07
05/31/05               10,051.58              10,152.49               9,884.10
06/30/05               10,125.36              10,166.90               9,925.25
07/31/05               10,449.34              10,545.00              10,096.37
08/31/05               10,448.92              10,448.78               9,965.51
09/30/05               10,600.57              10,533.41               9,998.75
10/31/05               10,455.83              10,357.81              10,018.93
11/30/05               10,706.71              10,749.57              10,039.11
12/31/05               10,806.95              10,753.25              10,043.95
01/31/06               11,156.20              11,038.03              10,074.42
02/28/06               11,108.49              11,067.98              10,104.89
03/31/06               11,285.24              11,205.75              10,132.31
04/30/06               11,412.27              11,356.22              10,163.01
05/31/06               11,150.67              11,029.37              10,203.95
06/30/06               11,138.94              11,044.32              10,237.82
07/31/06               11,175.97              11,112.45              10,268.81
08/31/06               11,373.16              11,376.85              10,310.14
09/30/06               11,498.50              11,670.03              10,344.23
10/31/06               11,802.06              12,050.31              10,385.98
11/30/06               12,066.02              12,279.46              10,521.68
12/31/06               12,187.09              12,451.71              10,555.63
01/31/07               12,331.83              12,640.03              10,692.86
02/28/07               12,283.67              12,392.80              10,471.19
03/31/07               12,399.00              12,531.41              10,537.71
04/30/07               12,785.79              13,086.50              10,876.27
05/31/07               13,073.50              13,543.15              11,204.26
06/30/07               13,014.20              13,318.15              11,142.87
07/31/07               12,882.48              12,905.23              11,005.04
08/31/07               12,873.74              13,098.68              11,111.06
09/30/07               13,381.17              13,588.55              11,428.12
10/31/07               13,737.37              13,804.70              11,523.97
11/30/07               13,412.18              13,227.57              11,172.50
12/31/07               13,353.40              13,135.81              11,051.97
01/31/08               12,919.38              12,347.90              10,780.68
02/29/08               12,837.69              11,946.77              10,698.12
03/31/08               12,666.94              11,895.18              10,655.48
04/30/08               13,124.02              12,474.52              11,022.50
05/31/08               13,331.89              12,636.09              11,271.13
06/30/08               12,733.00              11,570.83              10,853.18
07/31/08               12,492.21              11,473.56              10,805.73
08/31/08               12,449.51              11,639.52              10,948.07
09/30/08               11,283.16              10,602.35              10,214.35
10/31/08                9,548.04               8,821.71               8,977.69
11/30/08                9,010.17               8,188.71               8,537.72
12/31/08                9,344.88               8,275.84               8,729.62
01/31/09                8,948.31               7,578.30               8,245.31
02/28/09                8,344.66               6,771.38               7,724.68
03/31/09                8,897.56               7,364.52               8,045.34
04/30/09                9,610.14               8,069.37               8,385.12
05/31/09               10,222.11               8,520.72               8,809.83
06/30/09               10,054.33               8,537.62               8,755.23
07/31/09               10,872.60               9,183.38               9,095.24
08/31/09               11,137.50               9,514.94               9,228.81
09/30/09               11,609.76               9,870.00               9,400.03
10/31/09               11,428.59               9,686.64               9,351.45
11/30/09               11,916.10              10,267.68               9,655.07
12/31/09               12,070.54              10,466.00               9,798.67
01/31/10               11,755.01              10,089.50               9,626.55
02/28/10               11,958.61              10,402.05               9,798.67
03/31/10               12,542.39              11,029.76              10,044.54
04/30/10               12,733.39              11,203.89              10,056.85
05/31/10               12,001.09              10,309.25               9,761.43
06/30/10               11,610.53               9,769.58               9,379.83

                                   [END CHART]

                *Data from 1/31/05 to 6/30/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Total Return Strategy Fund to the following benchmarks:

o   The unmanaged Lipper Flexible Portfolio Funds Index tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. This category allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

o   The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE
PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*The performance of the Lipper Flexible Portfolio Funds Index and the S&P 500
Index is calculated from the end of the month, January 31, 2005, while the
Fund's inception date is January 24, 2005. There may be a slight variation of the performance numbers because of this difference. It is not possible to invest directly in an index.

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10  | USAA TOTAL RETURN STRATEGY FUND

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                      TOP 10 COMMON STOCK POSITIONS -- LONG
                                  AS OF 6/30/10
                                (% of Net Assets)

Perrigo Co. ...................................................  0.2%
CaptialSource, Inc. ...........................................  0.2%
Dr. Pepper Snapple Group, Inc. ................................  0.2%
AmerisourceBergen Corp. .......................................  0.2%
Hershey Co. ...................................................  0.2%
Royonier, Inc. ................................................  0.2%
Capital One Financial Corp. ...................................  0.2%
Citigroup, Inc. ...............................................  0.2%
Del Monte Foods Co. ...........................................  0.2%
IAC/InterActiveCorp. ..........................................  0.2%

                     TOP 10 COMMON STOCK POSITIONS -- SHORT
                                  AS OF 6/30/10
                                (% of Net Assets)

American Tower Corp. "A" ......................................  0.2%
SBA Communications Corp. "A" ..................................  0.2%
AFLAC, Inc. ...................................................  0.2%
Crown Castle International Corp. ..............................  0.2%
Costco Wholesale Corp. ........................................  0.2%
Allstate Corp. ................................................  0.2%
O'Reilly Automotive, Inc. .....................................  0.2%
Robert Half International, Inc. ...............................  0.2%
St. Joe Co. ...................................................  0.2%
C. H. Robinson Worldwide, Inc. ................................  0.2%

You will find a complete list of securities that the Fund owns on pages 14-29.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     SECTORS -- LONG COMMON STOCK POSITIONS
                                  AS OF 6/30/10
                                (% of Net Assets)

Financials ....................................................  3.5%
Information Technology ........................................  3.3%
Consumer Discretionary ........................................  3.1%
Industrials ...................................................  2.6%
Health Care ...................................................  2.4%
Consumer Staples ..............................................  1.8%
Materials .....................................................  1.4%
Energy ........................................................  1.2%
Telecommunication Services ....................................  0.7%
Utilities .....................................................  0.3%

                     SECTORS -- SHORT COMMON STOCK POSITIONS
                                  AS OF 6/30/10
                                (% of Net Assets)

Financials ....................................................  4.5%
Information Technology ........................................  3.0%
Industrials ...................................................  2.7%
Consumer Discretionary ........................................  2.4%
Health Care ...................................................  1.8%
Consumer Staples ..............................................  1.6%
Energy ........................................................  1.5%
Materials .....................................................  1.5%
Telecommunication Services ....................................  0.9%
Utilities .....................................................  0.6%

================================================================================

12  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

                                ASSET ALLOCATION
                                  AS OF 6/30/10
                                (% of Net Assets)

Common Stocks -- Long ........................................    20.3%
Stock-Based Exchange-Traded Funds* ...........................    69.1%
Hedge Funds ..................................................     5.9%
Money Market Instruments .....................................     1.9%
Common Stocks -- Short .......................................   -20.5%
Purchased Options ............................................     2.4%
Written Options ..............................................    -0.9%

* Exchange-traded funds (ETFs) are baskets of securities and are traded like individual stocks on an exchange. The Fund relies on an exemptive order that allows investments in ETFs above the level permitted under the Investment
  Company Act of 1940.

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             LONG POSITIONS (97.2%)
             COMMON STOCKS (20.3%)(a)
             CONSUMER DISCRETIONARY (3.1%)
             -----------------------------
             ADVERTISING (0.1%)
    9,000    Clear Channel Outdoor Holdings, Inc. "A"*                  $     78
                                                                        --------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    2,900    Coach, Inc.                                                     106
                                                                        --------
             APPAREL RETAIL (0.0%)
    1,500    Aeropostale, Inc.*                                               43
                                                                        --------
             AUTO PARTS & EQUIPMENT (0.2%)
    2,000    Autoliv, Inc.*                                                   96
    7,200    Johnson Controls, Inc.                                          193
                                                                        --------
                                                                             289
                                                                        --------
             BROADCASTING (0.2%)
    5,000    Liberty Media-Starz "A"*                                        259
                                                                        --------
             CATALOG RETAIL (0.2%)
   24,900    Liberty Media Corp. Interactive "A"*                            261
                                                                        --------
             CONSUMER ELECTRONICS (0.1%)
    4,600    Garmin Ltd.                                                     135
                                                                        --------
             EDUCATION SERVICES (0.3%)
   11,400    Career Education Corp.*                                         262
    4,300    DeVry, Inc.                                                     226
                                                                        --------
                                                                             488
                                                                        --------
             GENERAL MERCHANDISE STORES (0.1%)
    2,900    Big Lots, Inc.*                                                  93
                                                                        --------
             HOMEFURNISHING RETAIL (0.1%)
    8,000    Williams-Sonoma, Inc.                                           199
                                                                        --------
             HOUSEHOLD APPLIANCES (0.2%)
    2,800    Whirlpool Corp.                                                 246
                                                                        --------
             INTERNET RETAIL (0.6%)
    2,300    Amazon.com, Inc.*                                               251
   12,900    Expedia, Inc.                                                   242

================================================================================

14  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

    1,600    Priceline.com, Inc.*                                       $    283
                                                                        --------
                                                                             776
                                                                        --------
             MOVIES & ENTERTAINMENT (0.1%)
    5,300    Madison Square Garden, Inc. "A"*                                104
                                                                        --------
             PUBLISHING (0.2%)
   31,400    New York Times Co. "A"*                                         272
                                                                        --------
             RESTAURANTS (0.4%)
    3,000    Panera Bread Co. "A"*                                           226
   10,900    Starbucks Corp.                                                 265
                                                                        --------
                                                                             491
                                                                        --------
             SPECIALIZED CONSUMER SERVICES (0.0%)
    2,000    Hillenbrand, Inc.                                                43
                                                                        --------
             SPECIALTY STORES (0.2%)
   22,200    Office Depot, Inc.*                                              90
    9,400    Signet Jewelers Ltd.*                                           258
                                                                        --------
                                                                             348
                                                                        --------
             Total Consumer Discretionary                                  4,231
                                                                        --------
             CONSUMER STAPLES (1.8%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
    8,800    Corn Products International, Inc.                               267
                                                                        --------
             FOOD RETAIL (0.2%)
    7,600    Whole Foods Market, Inc.*                                       274
                                                                        --------
             HOUSEHOLD PRODUCTS (0.2%)
    3,300    Colgate-Palmolive Co.                                           260
                                                                        --------
             PACKAGED FOODS & MEAT (0.6%)
   19,900    Del Monte Foods Co.                                             286
    6,100    Hershey Co.                                                     293
   16,800    Tyson Foods, Inc. "A"                                           275
                                                                        --------
                                                                             854
                                                                        --------
             PERSONAL PRODUCTS (0.4%)
    4,500    Estee Lauder Companies, Inc. "A"                                251
    6,200    Herbalife Ltd.                                                  285
                                                                        --------
                                                                             536
                                                                        --------
             SOFT DRINKS (0.2%)
    8,000    Dr. Pepper Snapple Group, Inc.                                  299
                                                                        --------
             Total Consumer Staples                                        2,490
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             ENERGY (1.2%)
             -------------
             OIL & GAS DRILLING (0.3%)
   17,300    Patterson-UTI Energy, Inc.                                 $    223
    7,400    Rowan Companies, Inc.*                                          162
                                                                        --------
                                                                             385
                                                                        --------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
    8,000    Exterran Holdings, Inc.*                                        206
    6,800    Oil States International, Inc.*                                 269
    2,400    Superior Energy Services, Inc.*                                  45
                                                                        --------
                                                                             520
                                                                        --------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    4,500    Chesapeake Energy Corp.                                          95
    3,900    Cimarex Energy Co.                                              279
   10,900    Cobalt International Energy, Inc.*                               81
    5,200    Newfield Exploration Co.*                                       254
                                                                        --------
                                                                             709
                                                                        --------
             Total Energy                                                  1,614
                                                                        --------
             FINANCIALS (3.5%)
             -----------------
             CONSUMER FINANCE (0.7%)
   14,300    AmeriCredit Corp.*                                              261
    7,200    Capital One Financial Corp.                                     290
   12,900    Discover Financial Services                                     180
   25,800    SLM Corp.*                                                      268
                                                                        --------
                                                                             999
                                                                        --------
             DIVERSIFIED BANKS (0.1%)
    1,600    Comerica, Inc.                                                   59
                                                                        --------
             MULTI-LINE INSURANCE (0.0%)
    3,500    Genworth Financial, Inc. "A"*                                    46
                                                                        --------
             MULTI-SECTOR HOLDINGS (0.2%)
   10,200    Leucadia National Corp.*                                        199
                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   76,700    Citigroup, Inc.*                                                288
                                                                        --------
             PROPERTY & CASUALTY INSURANCE (0.4%)
    4,400    Allied World Assurance Co. Holdings Ltd.                        200
    3,700    CNA Financial Corp.*                                             95
    1,100    Erie Indemnity Co. "A"                                           50
   10,400    Old Republic International Corp.                                126
    7,700    Xl Capital Ltd.                                                 123
                                                                        --------
                                                                             594
                                                                        --------

================================================================================

16  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             REAL ESTATE SERVICES (0.1%)
    1,700    Jones Lang LaSalle, Inc.                                   $    112
                                                                        --------
             REGIONAL BANKS (1.2%)
   62,900    CapitalSource, Inc.                                             299
   22,600    Fifth Third Bancorp                                             278
   50,000    Huntington Bancshares, Inc.                                     277
    8,700    KeyCorp                                                          67
   11,100    Marshall & Ilsley Corp.                                          79
  102,500    Popular, Inc.*                                                  275
    6,600    SunTrust Banks, Inc.                                            154
   10,800    Zions Bancorp                                                   233
                                                                        --------
                                                                           1,662
                                                                        --------
             REITs - OFFICE (0.2%)
   45,000    HRPT Properties Trust                                           279
    1,700    Piedmont Office Realty Trust, "A"                                32
                                                                        --------
                                                                             311
                                                                        --------
             REITs - SPECIALIZED (0.4%)
   13,400    Hospitality Properties Trust                                    283
    6,600    Rayonier, Inc.                                                  290
                                                                        --------
                                                                             573
                                                                        --------
             Total Financials                                              4,843
                                                                        --------
             HEALTH CARE (2.4%)
             ------------------
             BIOTECHNOLOGY (0.1%)
    4,400    Talecris Biotherapeutics Holdings Corp.*                         93
                                                                        --------
             HEALTH CARE DISTRIBUTORS (0.5%)
    9,400    AmerisourceBergen Corp.                                         299
    8,100    Cardinal Health, Inc.                                           272
    2,800    McKesson Corp.                                                  188
                                                                        --------
                                                                             759
                                                                        --------
             HEALTH CARE EQUIPMENT (0.4%)
    8,400    Hill-Rom Holdings, Inc.                                         256
    4,900    Hologic, Inc.*                                                   68
      900    Intuitive Surgical, Inc.*                                       284
                                                                        --------
                                                                             608
                                                                        --------
             HEALTH CARE FACILITIES (0.2%)
    6,500    Universal Health Services, Inc. "B"                             248
                                                                        --------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
    3,600    Waters Corp.*                                                   233
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             MANAGED HEALTH CARE (0.6%)
   14,700    Coventry Health Care, Inc.*                                $    260
    3,300    Health Net, Inc.*                                                80
    6,200    Humana, Inc.*                                                   283
    8,100    UnitedHealth Group, Inc.                                        230
                                                                        --------
                                                                             853
                                                                        --------
             PHARMACEUTICALS (0.4%)
    8,200    Endo Pharmaceuticals Holdings, Inc.*                            179
    5,200    Perrigo Co.                                                     307
                                                                        --------
                                                                             486
                                                                        --------
             Total Health Care                                             3,280
                                                                        --------
             INDUSTRIALS (2.6%)
             ------------------
             AIRLINES (0.4%)
   27,200    AMR Corp.*                                                      184
    3,900    Copa Holdings S.A. "A"                                          172
   16,300    Delta Air Lines, Inc.*                                          192
                                                                        --------
                                                                             548
                                                                        --------
             BUILDING PRODUCTS (0.3%)
    3,700    Armstrong World Industries, Inc.*                               112
    8,500    Owens Corning, Inc.*                                            254
                                                                        --------
                                                                             366
                                                                        --------
             CONSTRUCTION & ENGINEERING (0.2%)
    8,200    Shaw Group, Inc.*                                               281
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    8,700    Oshkosh Corp.*                                                  271
    2,300    Toro Co.                                                        113
   14,400    Trinity Industries, Inc.                                        255
                                                                        --------
                                                                             639
                                                                        --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    2,200    Rockwell Automation, Inc.                                       108
                                                                        --------
             INDUSTRIAL CONGLOMERATES (0.4%)
    3,400    3M Co.                                                          269
    7,500    Carlisle Companies, Inc.                                        271
                                                                        --------
                                                                             540
                                                                        --------
             INDUSTRIAL MACHINERY (0.1%)
    5,700    Timken Co.                                                      148
                                                                        --------
             MARINE PORTS & SERVICES (0.2%)
   10,600    Teekay Corp.                                                    277
                                                                        --------

================================================================================

18  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             SECURITY & ALARM SERVICES (0.1%)
    7,100    Corrections Corp. of America*                              $    136
                                                                        --------
             TRUCKING (0.4%)
   29,900    Hertz Global Holdings, Inc.*                                    283
    6,000    Ryder System, Inc.                                              241
                                                                        --------
                                                                             524
                                                                        --------
             Total Industrials                                             3,567
                                                                        --------
             INFORMATION TECHNOLOGY (3.3%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.2%)
    6,100    EchoStar Corp. "A"*                                             116
   13,200    JDS Uniphase Corp.*                                             130
    4,200    Tellabs, Inc.                                                    27
                                                                        --------
                                                                             273
                                                                        --------
             COMPUTER HARDWARE (0.2%)
    9,100    Teradata Corp.*                                                 278
                                                                        --------
             COMPUTER STORAGE & PERIPHERALS (0.8%)
    8,000    Lexmark International, Inc. "A"*                                264
    2,900    NetApp, Inc.*                                                   108
    6,300    SanDisk Corp.*                                                  265
   20,100    Seagate Technology*                                             262
    8,800    Western Digital Corp.*                                          266
                                                                        --------
                                                                           1,165
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    5,300    Computer Sciences Corp.                                         240
    3,800    Hewitt Associates, Inc. "A"*                                    131
    1,400    MasterCard, Inc. "A"                                            279
                                                                        --------
                                                                             650
                                                                        --------
             ELECTRONIC COMPONENTS (0.2%)
   35,000    Vishay Intertechnology, Inc.*                                   271
                                                                        --------
             INTERNET SOFTWARE & SERVICES (0.6%)
    6,700    Akamai Technologies, Inc.*                                      272
   11,300    AOL, Inc.*                                                      235
   13,000    IAC/InterActiveCorp.*                                           285
                                                                        --------
                                                                             792
                                                                        --------
             SEMICONDUCTORS (0.4%)
   34,800    Advanced Micro Devices, Inc.*                                   255
   30,800    Micron Technology, Inc.*                                        261
                                                                        --------
                                                                             516
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             SYSTEMS SOFTWARE (0.2%)
    4,300    VMware, Inc. "A"*                                          $    269
                                                                        --------
             TECHNOLOGY DISTRIBUTORS (0.2%)
    7,400    Tech Data Corp.*                                                264
                                                                        --------
             Total Information Technology                                  4,478
                                                                        --------
             MATERIALS (1.4%)
             ----------------
             DIVERSIFIED CHEMICALS (0.2%)
    2,800    Ashland, Inc.                                                   130
    8,900    Cabot Corp.                                                     215
                                                                        --------
                                                                             345
                                                                        --------
             DIVERSIFIED METALS & MINING (0.4%)
   15,400    Titanium Metals Corp.*                                          271
    4,000    Walter Industries, Inc.                                         243
                                                                        --------
                                                                             514
                                                                        --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    4,500    CF Industries Holdings, Inc.                                    285
                                                                        --------
             SPECIALTY CHEMICALS (0.4%)
    6,800    Cytec Industries, Inc.                                          272
    3,100    Lubrizol Corp.                                                  249
                                                                        --------
                                                                             521
                                                                        --------
             STEEL (0.2%)
    5,300    Cliffs Natural Resources, Inc.                                  250
                                                                        --------
             Total Materials                                               1,915
                                                                        --------
             TELECOMMUNICATION SERVICES (0.7%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   44,200    Qwest Communications International, Inc.                        232
                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   51,700    Sprint Nextel Corp.*                                            219
    8,500    Telephone & Data Systems, Inc.                                  258
    5,500    U.S. Cellular Corp.*                                            227
                                                                        --------
                                                                             704
                                                                        --------
             Total Telecommunication Services                                936
                                                                        --------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
    2,500    Progress Energy, Inc.                                            98
                                                                        --------

================================================================================

20  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    5,400    Constellation Energy Group, Inc.                           $    174
   10,096    NRG Energy, Inc.*                                               214
                                                                        --------
                                                                             388
                                                                        --------
             Total Utilities                                                 486
                                                                        --------
             Total Common Stocks (cost: $27,670)                          27,840
                                                                        --------
             EXCHANGE-TRADED FUNDS (69.1%)
  919,040    SPDR Trust Series 1 (cost: $117,556)                         94,863
                                                                        --------
             HEDGE FUNDS (5.9%)
  517,063    Deutsche iGAP Investment Trust "B", acquired 8/01/2008;
                cost: $10,000*(b),(c)                                      8,102
                                                                        --------
             MONEY MARKET INSTRUMENTS (1.9%)
             MONEY MARKET FUNDS (1.9%)
2,664,948    State Street Institutional Liquid Reserve Fund,
                0.21%(a),(d) (cost: $2,665)                                2,665
                                                                        --------
             Total Long Positions (cost: $157,891)                       133,470
                                                                        --------

             TOTAL INVESTMENTS (COST: $157,891)                         $133,470
                                                                        ========
             SHORT POSITIONS (20.5%)
             COMMON STOCKS (20.5%)

             CONSUMER DISCRETIONARY (2.4%)
             -----------------------------
             APPAREL RETAIL (0.1%)
   11,300    American Eagle Outfitters, Inc.                                 133
                                                                        --------
             AUTO PARTS & EQUIPMENT (0.2%)
    7,400    BorgWarner, Inc.*                                               276
                                                                        --------
             AUTOMOBILE MANUFACTURERS (0.1%)
    5,600    Thor Industries, Inc.                                           133
                                                                        --------
             AUTOMOTIVE RETAIL (0.2%)
    6,100    O'Reilly Automotive, Inc.*                                      290
                                                                        --------
             CABLE & SATELLITE (0.1%)
    7,200    Cablevision Systems Corp. "A"                                   173
                                                                        --------
             CASINOS & GAMING (0.7%)
   16,000    International Game Technology                                   251
   10,100    Las Vegas Sands Corp.*                                          224
    6,700    Penn National Gaming, Inc.*                                     155
    6,700    WMS Industries, Inc.*                                           263
                                                                        --------
                                                                             893
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             DISTRIBUTORS (0.1%)
    8,100    LKQ Corp.*                                                 $    156
                                                                        --------
             HOMEBUILDING (0.2%)
   20,600    KB Home                                                         227
    7,500    Lennar Corp. "A"                                                104
                                                                        --------
                                                                             331
                                                                        --------
             HOTELS, RESORTS, & CRUISE LINES (0.0%)
    1,900    Carnival Corp.                                                   58
                                                                        --------
             HOUSEHOLD APPLIANCES (0.1%)
    2,500    Stanley Black & Decker, Inc.                                    126
                                                                        --------
             HOUSEWARES & SPECIALTIES (0.1%)
   10,200    Newell Rubbermaid, Inc.                                         149
                                                                        --------
             MOVIES & ENTERTAINMENT (0.2%)
    6,200    Walt Disney Co.                                                 195
                                                                        --------
             PUBLISHING (0.1%)
    3,300    Meredith Corp.                                                  103
                                                                        --------
             RESTAURANTS (0.2%)
   13,700    Burger King Holdings, Inc.                                      231
                                                                        --------
             Total Consumer Discretionary                                  3,247
                                                                        --------
             CONSUMER STAPLES (1.6%)
             -----------------------
             DRUG RETAIL (0.1%)
    2,200    Walgreen Co.                                                     59
                                                                        --------
             FOOD DISTRIBUTORS (0.2%)
    9,500    Sysco Corp.                                                     271
                                                                        --------
             HOUSEHOLD PRODUCTS (0.2%)
    3,900    Clorox Co.                                                      243
                                                                        --------
             HYPERMARKETS & SUPER CENTERS (0.2%)
    5,300    Costco Wholesale Corp.                                          291
                                                                        --------
             PACKAGED FOODS & MEAT (0.5%)
   11,000    Flowers Foods, Inc.                                             269
    9,800    Kraft Foods, Inc. "A"                                           274
    5,300    McCormick & Co., Inc.                                           201
                                                                        --------
                                                                             744
                                                                        --------
             PERSONAL PRODUCTS (0.1%)
    5,900    Avon Products, Inc.                                             156
                                                                        --------
             SOFT DRINKS (0.2%)
    4,500    PepsiCo, Inc.                                                   274
                                                                        --------

================================================================================

22  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             TOBACCO (0.1%)
    7,500    Altria Group, Inc.                                         $    150
                                                                        --------
             Total Consumer Staples                                        2,188
                                                                        --------
             ENERGY (1.5%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
    5,400    Alpha Natural Resources, Inc.*                                  183
                                                                        --------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
    2,700    Dresser-Rand Group, Inc.*                                        85
    9,700    Halliburton Co.                                                 238
                                                                        --------
                                                                             323
                                                                        --------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    7,500    Comstock Resources, Inc.*                                       208
   17,600    Denbury Resources, Inc.*                                        258
    2,100    EOG Resources, Inc.                                             207
   14,400    Petrohawk Energy Corp.*                                         244
    6,200    Range Resources Corp.                                           249
                                                                        --------
                                                                           1,166
                                                                        --------
             OIL & GAS REFINING & MARKETING (0.3%)
   15,200    Frontier Oil Corp.                                              204
    8,300    Holly Corp.                                                     221
                                                                        --------
                                                                             425
                                                                        --------
             Total Energy                                                  2,097
                                                                        --------
             FINANCIALS (4.5%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
   10,100    Eaton Vance Corp.                                               279
   13,900    Federated Investors, Inc. "B"                                   288
   29,200    Janus Capital Group, Inc.                                       259
    2,500    Northern Trust Corp.                                            117
    7,600    State Street Corp.                                              257
    5,900    Waddell & Reed Financial, Inc. "A"                              129
                                                                        --------
                                                                           1,329
                                                                        --------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
   12,500    St. Joe Co.*                                                    290
                                                                        --------
             INVESTMENT BANKING & BROKERAGE (0.4%)
   19,900    Charles Schwab Corp.                                            282
   15,700    TD Ameritrade Holding Corp.*                                    240
                                                                        --------
                                                                             522
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             LIFE & HEALTH INSURANCE (0.5%)
    6,900    AFLAC, Inc.                                                $    295
    4,400    Torchmark Corp.                                                 218
    6,100    Unum Group                                                      132
                                                                        --------
                                                                             645
                                                                        --------
             PROPERTY & CASUALTY INSURANCE (0.2%)
   10,100    Allstate Corp.                                                  290
                                                                        --------
             REGIONAL BANKS (0.7%)
    8,600    BancorpSouth, Inc.                                              154
    3,200    Bank of Hawaii Corp.                                            155
   20,756    First Horizon National Corp.*                                   237
   16,500    TCF Financial Corp.                                             274
   17,600    Wilmington Trust Corp.                                          195
                                                                        --------
                                                                           1,015
                                                                        --------
             REITs - INDUSTRIAL (0.2%)
   24,500    ProLogis                                                        248
                                                                        --------
             REITs - OFFICE (0.1%)
    3,000    Boston Properties, Inc.                                         214
                                                                        --------
             REITs - RESIDENTIAL (0.3%)
   13,800    Apartment Investment & Management Co. "A"                       267
    1,500    AvalonBay Communities, Inc.                                     140
                                                                        --------
                                                                             407
                                                                        --------
             REITs - RETAIL (0.4%)
    7,200    Regency Centers Corp.                                           248
    3,300    Simon Property Group, Inc.                                      266
                                                                        --------
                                                                             514
                                                                        --------
             REITs - SPECIALIZED (0.1%)
    9,000    Host Hotels & Resorts, Inc.                                     121
                                                                        --------
             SPECIALIZED FINANCE (0.1%)
    4,300    Moody's Corp.                                                    86
                                                                        --------
             THRIFTS & MORTGAGE FINANCE (0.3%)
   20,800    Hudson City Bancorp, Inc.                                       255
   17,700    People's United Financial, Inc.                                 239
                                                                        --------
                                                                             494
                                                                        --------
             Total Financials                                              6,175
                                                                        --------
             HEALTH CARE (1.8%)
             ------------------
             BIOTECHNOLOGY (0.1%)
    4,600    Amylin Pharmaceuticals, Inc.*                                    87
                                                                        --------

================================================================================

24  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             HEALTH CARE DISTRIBUTORS (0.1%)
    6,700    Patterson Companies, Inc.                                  $    191
                                                                        --------

             HEALTH CARE EQUIPMENT (0.3%)
    1,600    Baxter International, Inc.                                       65
    4,800    Beckman Coulter, Inc.                                           290
    3,000    St. Jude Medical, Inc.*                                         108
                                                                        --------
                                                                             463
                                                                        --------
             HEALTH CARE FACILITIES (0.1%)
    7,800    VCA Antech, Inc.*                                               193
                                                                        --------

             HEALTH CARE SERVICES (0.2%)
    5,400    Quest Diagnostics, Inc.                                         269
                                                                        --------

             HEALTH CARE SUPPLIES (0.2%)
    7,700    DENTSPLY International, Inc.                                    230
                                                                        --------

             LIFE SCIENCES TOOLS & SERVICES (0.2%)
    4,800    Covance, Inc.*                                                  246
                                                                        --------

             MANAGED HEALTH CARE (0.1%)
    5,000    CIGNA Corp.                                                     155
                                                                        --------

             PHARMACEUTICALS (0.5%)
    6,000    Abbott Laboratories                                             281
   20,200    Pfizer, Inc.                                                    288
    2,500    Watson Pharmaceuticals, Inc.*                                   101
                                                                        --------
                                                                             670
                                                                        --------
             Total Health Care                                             2,504
                                                                        --------

             INDUSTRIALS (2.7%)
             ------------------
             AEROSPACE & DEFENSE (0.3%)
    4,400    Alliant Techsystems, Inc.*                                      273
    1,500    Precision Castparts Corp.                                       154
                                                                        --------
                                                                             427
                                                                        --------
             AIR FREIGHT & LOGISTICS (0.3%)
    5,200    C.H. Robinson Worldwide, Inc.                                   290
    9,400    UTi Worldwide, Inc.                                             116
                                                                        --------
                                                                             406
                                                                        --------
             BUILDING PRODUCTS (0.1%)
    3,000    Lennox International, Inc.                                      125
                                                                        --------

             CONSTRUCTION & ENGINEERING (0.1%)
    5,000    AECOM Technology Corp.*                                         115
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
    5,600    AGCO Corp.*                                                $    151
    4,700    Caterpillar, Inc.                                               282
    5,400    Navistar International Corp.*                                   266
   14,000    Terex Corp.*                                                    263
    6,500    Wabtec Corp.                                                    259
                                                                        --------
                                                                           1,221
                                                                        --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    2,000    Roper Industries, Inc.                                          112
                                                                        --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    3,600    Waste Connections, Inc.*                                        125
                                                                        --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
   12,300    Robert Half International, Inc.                                 290
                                                                        --------
             INDUSTRIAL CONGLOMERATES (0.1%)
    5,400    McDermott International, Inc.*                                  117
                                                                        --------
             RAILROADS (0.3%)
    5,000    CSX Corp.                                                       248
    3,900    Union Pacific Corp.                                             271
                                                                        --------
                                                                             519
                                                                        --------
             RESEARCH & CONSULTING SERVICES (0.1%)
    2,700    FTI Consulting, Inc.*                                           118
                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
    4,300    GATX Corp.                                                      115
                                                                        --------
             TRUCKING (0.1%)
    2,400    Con-Way, Inc.                                                    72
                                                                        --------
             Total Industrials                                             3,762
                                                                        --------
             INFORMATION TECHNOLOGY (3.0%)
             -----------------------------
             APPLICATION SOFTWARE (0.5%)
    9,100    Adobe Systems, Inc.*                                            240
    3,200    ANSYS, Inc.*                                                    130
   24,000    Cadence Design Systems, Inc.*                                   139
   16,900    Nuance Communications, Inc.*                                    253
                                                                        --------
                                                                             762
                                                                        --------
             COMMUNICATIONS EQUIPMENT (0.1%)
    4,400    QUALCOMM, Inc.                                                  145
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
   10,300    Fidelity National Information Services, Inc.                    276
                                                                        --------

================================================================================

26  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             HOME ENTERTAINMENT SOFTWARE (0.2%)
   16,400    Electronic Arts, Inc.*                                     $    236
                                                                        --------
             INTERNET SOFTWARE & SERVICES (0.1%)
    6,200    Monster Worldwide, Inc.*                                         72
                                                                        --------
             IT CONSULTING & OTHER SERVICES (0.2%)
   17,100    SAIC, Inc.*                                                     286
                                                                        --------
             SEMICONDUCTOR EQUIPMENT (0.8%)
   22,300    Applied Materials, Inc.                                         268
    7,300    Lam Research Corp.*                                             278
   26,100    MEMC Electronic Materials, Inc.*                                258
    9,500    Novellus Systems, Inc.*                                         241
                                                                        --------
                                                                           1,045
                                                                        --------
             SEMICONDUCTORS (0.7%)
   10,100    Linear Technology Corp.                                         281
    8,100    Maxim Integrated Products, Inc.                                 136
   10,400    Microchip Technology, Inc.                                      288
   20,600    National Semiconductor Corp.                                    277
                                                                        --------
                                                                             982
                                                                        --------
             SYSTEMS SOFTWARE (0.2%)
    8,800    McAfee, Inc.*                                                   271
                                                                        --------
             Total Information Technology                                  4,075
                                                                        --------
             MATERIALS (1.5%)
             ----------------
             CONSTRUCTION MATERIALS (0.4%)
    3,300    Martin Marietta Materials, Inc.                                 280
    6,000    Vulcan Materials Co.                                            263
                                                                        --------
                                                                             543
                                                                        --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    5,100    Monsanto Co.                                                    236
                                                                        --------
             FOREST PRODUCTS (0.2%)
    6,300    Weyerhaeuser Co.                                                222
                                                                        --------
             PAPER PACKAGING (0.1%)
    6,800    Bemis Co., Inc.                                                 183
                                                                        --------
             STEEL (0.6%)
   22,100    AK Steel Holding Corp.                                          263
    2,400    Allegheny Technologies, Inc.                                    106
    7,400    Nucor Corp.                                                     283
    5,900    United States Steel Corp.                                       228
                                                                        --------
                                                                             880
                                                                        --------
             Total Materials                                               2,064
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             TELECOMMUNICATION SERVICES (0.9%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   27,100    Windstream Corp.                                           $    286
                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    6,800    American Tower Corp. "A"*                                       302
    7,800    Crown Castle International Corp.*                               291
    8,700    SBA Communications Corp. "A"*                                   296
                                                                        --------
                                                                             889
                                                                        --------
             Total Telecommunication Services                              1,175
                                                                        --------
             UTILITIES (0.6%)
             ----------------
             GAS UTILITIES (0.2%)
    6,000    EQT Corp.                                                       217
                                                                        --------
             MULTI-UTILITIES (0.3%)
   14,200    CMS Energy Corp.                                                208
    3,300    Sempra Energy                                                   154
                                                                        --------
                                                                             362
                                                                        --------
             WATER UTILITIES (0.1%)
   12,100    Aqua America, Inc.                                              214
                                                                        --------
             Total Utilities                                                 793
                                                                        --------
             Total Common Stocks (proceeds: $30,127)                      28,080
                                                                        --------

             TOTAL SHORT POSITIONS (PROCEEDS: $30,127)                  $ 28,080
                                                                        ========

--------------------------------------------------------------------------------

NUMBER
OF CONTRACTS
--------------------------------------------------------------------------------

             PURCHASED OPTIONS (2.4%)
      732    Put - S&P 500 Index expiring August 21, 2010 at 1,025
                (cost: $1,832)                                             3,279
                                                                        --------

             WRITTEN OPTIONS (0.9%)
     (732)   Put - S&P 500 Index expiring August 21, 2010 at 920
                (premiums received: $650)                                 (1,277)
                                                                        --------

================================================================================

28  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------

Long Positions:
  Common Stocks                            $ 27,840                 $-           $-         $ 27,840
  Exchange-Traded Funds                      94,863                  -            -           94,863
  Hedge Funds                                     -              8,102            -            8,102
  Money Market Instruments                    2,665                  -            -            2,665

Purchased Options                             3,279                  -            -            3,279
----------------------------------------------------------------------------------------------------
Total                                      $128,647             $8,102           $-         $136,749
----------------------------------------------------------------------------------------------------

                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
LIABILITIES                    FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------

Short Positions:
  Common Stocks                            $(28,080)                 $-              $-     $(28,080)

Written Options                              (1,277)                  -               -       (1,277)
----------------------------------------------------------------------------------------------------
Total                                      $(29,357)                 $-              $-     $(29,357)
----------------------------------------------------------------------------------------------------

For the six-month period ended June 30, 2010, there were no significant transfers of securities between levels 1, 2, or 3. Transfers into and out of the levels are recognized based on the securities' placements as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
   100%. A category percentage of 0.0% represents less than 0.1% of net assets.

   The Fund may rely on certain Securities and Exchange Commission (SEC)
   exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   HEDGE FUNDS -- private investment funds open to a limited range of investors and exempt from certain regulations. Deutsche iGAP Investment Trust, managed by Deutsche Bank Trust Company Americas, invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchange-traded equity index and government bond index futures, currency forward contracts, and other derivative instruments. As of June 30,
   2010, the Fund owns approximately 7% of the Class "B" shares of the iGAP fund and may redeem all or part of its investment upon 10 days' prior written notice. The Fund does not invest in the iGAP fund for the purpose of exercising management or control.

================================================================================

30  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   REIT    Real estate investment trust

   SPDR    Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P
           500 Index. SPDRs are traded on securities exchanges.

o  SPECIFIC NOTES

   (a) Securities are pledged with a broker as collateral for short positions borrowed and segregated to cover the value of the short positions.

   (b) Restricted security that is not registered under the Securities Act of
       1933.

   (c) Security deemed illiquid by the USAA Investment Management Company (the
       Manager), under liquidity guidelines approved by the Board of Trustees.
       The aggregate market value of these securities at June 30, 2010, was
       $8,102,000, which represented 5.9% of the Fund's net assets.

   (d) Rate represents the money market fund annualized seven-day yield at June
       30, 2010.

    *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $157,891)             $133,470
  Purchased options, at market value (cost of $1,832)                          3,279
  Cash                                                                            20
  Deposits with broker for securities sold short                              29,624
  Receivables:
    Capital shares sold                                                           71
    Dividends and interest                                                       501
                                                                            --------
      Total assets                                                           166,965
                                                                            --------
LIABILITIES
  Payables:
    Dividends for securities sold short                                           43
    Capital shares redeemed                                                      102
  Securities sold short, at market value (proceeds of $30,127)                28,080
  Written options, at market value (premiums received of $650)                 1,277
  Accrued management fees                                                         70
  Accrued transfer agent's fees                                                    6
  Other accrued expenses and payables                                             58
                                                                            --------
      Total liabilities                                                       29,636
                                                                            --------
        Net assets applicable to capital shares outstanding                 $137,329
                                                                            ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                           $191,284
  Accumulated undistributed net investment loss                                 (183)
  Accumulated net realized loss on investments, securities
    sold short, and options                                                  (32,218)
  Net unrealized depreciation of investments,
    securities sold short, and options                                       (21,554)
                                                                            --------
        Net assets applicable to capital shares outstanding                 $137,329
                                                                            ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                  18,017
                                                                            ========
  Net asset value, redemption price, and offering price per share           $   7.62
                                                                            ========

See accompanying notes to financial statements.

================================================================================

32  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                      $  1,120
  Interest                                                              1
                                                                 --------
      Total income                                                  1,121
                                                                 --------
EXPENSES
  Management fees                                                     440
  Administration and servicing fees                                   110
  Transfer agent's fees                                               275
  Custody and accounting fees                                          49
  Postage                                                              15
  Shareholder reporting fees                                            9
  Trustees' fees                                                        5
  Registration fees                                                    13
  Professional fees                                                    35
  Dividend expense on securities sold short                           170
  Other                                                                23
                                                                 --------
      Total expenses                                                1,144
                                                                 --------
NET INVESTMENT LOSS                                                   (23)
                                                                 --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SECURITIES SOLD SHORT, AND OPTIONS
  Net realized gain (loss) on:
    Investments                                                    (3,226)
    Securities sold short                                           2,836
    Options                                                           142
  Change in net unrealized appreciation/depreciation of:
    Investments                                                   (12,899)
    Securities sold short                                           6,829
    Options                                                           361
                                                                 --------
      Net realized and unrealized loss                             (5,957)
                                                                 --------
  Decrease in net assets resulting from operations               $ (5,980)
                                                                 ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2010 (unaudited), and year ended December 31,
2009

--------------------------------------------------------------------------------

                                                               6/30/2010     12/31/2009
---------------------------------------------------------------------------------------

FROM OPERATIONS
  Net investment income (loss)                                  $    (23)      $    558
  Net realized loss on investments                                (3,226)       (15,131)
  Net realized gain on securities sold short                       2,836          5,633
  Net realized gain (loss) on options                                142         (6,676)
  Payment from USAA Investment Management Company                      -              8
  Change in net unrealized appreciation/depreciation of:
    Investments                                                  (12,899)        37,777
    Securities sold short                                          6,829         (7,222)
    Options                                                          361            459
                                                                -----------------------
  Increase (decrease) in net assets resulting from operations     (5,980)        15,406
                                                                -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (185)          (531)
  Net realized gains                                                   -         (1,664)
                                                                -----------------------
    Distributions to shareholders                                   (185)        (2,195)
                                                                -----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                       18,135         28,037
  Reinvested dividends                                               183          2,172
  Cost of shares redeemed                                        (24,030)       (37,192)
                                                                -----------------------
    Decrease in net assets from capital share transactions        (5,712)        (6,983)
                                                                -----------------------
  Net increase (decrease) in net assets                          (11,877)         6,228
NET ASSETS
  Beginning of period                                            149,206        142,978
                                                                -----------------------
  End of period                                                 $137,329       $149,206
                                                                =======================
Accumulated undistributed net investment income (loss):
  End of period                                                 $   (183)      $     25
                                                                =======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                      2,254          3,760
  Shares issued for dividends reinvested                              23            281
  Shares redeemed                                                 (2,990)        (5,139)
                                                                -----------------------
    Decrease in shares outstanding                                  (713)        (1,098)
                                                                =======================

See accompanying notes to financial statements.

================================================================================

34  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Total
Return Strategy Fund (the Fund), which is classified as nondiversified under the
1940 Act. The Fund's investment objective is to seek a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF), a single corporate bond, or a single money market instrument.
Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1.  Equity securities, including ETFs and equity securities sold short, except as otherwise noted, traded primarily on a domestic

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

       securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

   2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA
       Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The
       Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of
       Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

36  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   3.  Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5.  Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's
       Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the
       Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type;
       indications as to values from dealers in securities; and general market conditions.

   6.  Repurchase agreements are valued at cost, which approximates market value.

   7.  Options are valued by a pricing service at the National Best Bid/Offer
       (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

   8.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, under valuation procedures approved by the Trust's Board of
       Trustees. The effect of fair value pricing is that securities may not be priced on the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

       basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted)
   in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. The Deutsche iGAP
   Investment Trust "B" hedge fund was valued at its NAV, and is classified as level 2 because it is a private investment fund open to a limited number of investors and is not regularly traded.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

38  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

   OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

   Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

   premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

   Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

   In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves writing (selling) index call or corresponding ETF options and purchasing index put or corresponding ETF options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put or corresponding ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes or corresponding ETF options are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

================================================================================

40  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2010* (IN THOUSANDS)

                                   ASSET DERIVATIVES         LIABILITY DERIVATIVES
------------------------------------------------------------------------------------
                             STATEMENT OF                  STATEMENT OF
                             ASSETS AND                    ASSETS AND
DERIVATIVES NOT ACCOUNTED    LIABILITIES                   LIABILITIES
FOR AS HEDGING INSTRUMENTS   LOCATION        FAIR VALUE    LOCATION       FAIR VALUE
------------------------------------------------------------------------------------

Equity contracts             Purchased         $3,279      Written          $1,277
                             options                       options
------------------------------------------------------------------------------------

   * For open derivative instruments as of June 30, 2010, see the portfolio of investments, which is also indicative of activity for the six-month period ended June 30, 2010.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE
   SIX-MONTH PERIOD ENDED JUNE 30, 2010 (IN THOUSANDS)

                                                                           CHANGE IN
                                                                           UNREALIZED
DERIVATIVES NOT                                         REALIZED           APPRECIATION
ACCOUNTED FOR AS        STATEMENT OF                    GAIN (LOSS)        (DEPRECIATION)
HEDGING INSTRUMENTS     OPERATIONS LOCATION             ON DERIVATIVES     ON DERIVATIVES
-----------------------------------------------------------------------------------------

Equity contracts        Net realized gain (loss) on          $142               $361
                        options/Change in net
                        unrealized appreciation/
                        depreciation of options
-----------------------------------------------------------------------------------------

D. SHORT POSITIONS -- The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as
   "dividend expense" on the Fund's statement of operations. The Fund is subject to risk of loss if the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

   Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

   The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the
   Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party"
   custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the
   Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

42  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

G. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
   Dividend income and expense on securities sold short, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification.
   Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2010, these custodian and other bank credits reduced the
   Fund's expenses by less than $500.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The
   Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2010, the Fund paid CAPCO facility fees of less than $500, which represents 0.3% of the total fees paid to CAPCO by the
USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31,
2010, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2009, the Fund had capital loss carryovers of $17,718,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2017. It is unlikely that the
Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained

================================================================================

44  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold.
For the six-month period, ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended December 31, 2009, and each of the three preceding fiscal years, remain subject to examination by the Internal
Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2010, were
$33,134,000 and $40,184,000, respectively.

As of June 30, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30,
2010, were $3,672,000 and $26,646,000, respectively, resulting in net unrealized depreciation of $22,974,000.

For the six-month period ended June 30, 2010, transactions in written call and put options* were as follows:

                                                            PREMIUMS
                                         NUMBER OF          RECEIVED
                                         CONTRACTS           (000's)
                                         ---------------------------

Outstanding at December 31, 2009          1,896              $ 1,328
Options written                           6,297               10,591
Options terminated in closing
  purchase transactions                  (4,592)              (8,414)
Options expired                          (2,869)              (2,855)
                                         ---------------------------
Outstanding at June 30, 2010                732              $   650
                                         ===========================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the
   Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of
   Trustees. The Manager also is authorized to select (with approval of the
   Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the
   Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Flexible Portfolio Funds Index over the performance period. The Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds in the Lipper Flexible Funds category. The performance period for the Fund consists of the current month plus the previous 35 months.

================================================================================

46  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
-----------------------------------------------------------------------------

 +/-1.00% to 4.00%               +/-0.04%

 +/-4.01% to 7.00%               +/-0.05%

 +/-7.01% and greater            +/-0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

   For the six-month period ended June 30, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $440,000, which included a (0.05)% performance adjustment of $(38,000).

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreements with Deutsche Investment Management Americas Inc.
   (DIMA) and Credit Suisse Securities (USA) LLC (CSSU) for its Volaris
   Volatility Management Group (Volaris Group), under which DIMA directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager) and the Volaris Group directs the investment and reinvestment of the portion of the Fund's assets

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

   invested in index options (as allocated from time to time by the Manager).

   The Manager (not the Fund) pays DIMA a subadvisory fee in the annual amount of 0.60% of the portion of the Fund's average daily net assets that DIMA manages. For the six-month period ended June 30, 2010, the Manager incurred subadvisory fees, paid or payable to DIMA, of $95,000.

   The Manager (not the Fund) pays CSSU's Volaris Group a subadvisory fee based on the total notional amount of the options contracts that CSSU's Volaris
   Group manages in the USAA Balanced Strategy Fund, the USAA Cornerstone
   Strategy Fund, the USAA First Start Growth Fund, the USAA Global
   Opportunities Fund, and the USAA Total Return Strategy Fund, in an annual amount of 0.23% on the first $50 million of the total notional amount; 0.20%
   on the total notional amount over $50 million and up to $250 million; 0.12%
   on the total notional amount over $250 million and up to $500 million; 0.10%
   on the total notional amount over $500 million and up to $2 billion; and
   0.08% on the total notional amount over $2 billion. The notional amount is based on the daily closing price of the index that underlies the written options strategy for the Fund. For the six-month period ended June 30, 2010, the Manager incurred subadvisory fees for the Fund, paid or payable to CSSU's
   Volaris Group of $65,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended June 30, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $110,000.

   In addition to the services provided under its Administration and Servicing
   Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the
   Manager. For the six-month period

================================================================================

48  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   ended June 30, 2010, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder
   Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2010, the Fund incurred transfer agent's fees, paid or payable to SAS, of $275,000.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
   Manager receives no commissions or fees for this service.

   Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date, but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that require recognition or disclosure in the Fund's financial statements. The following event will affect the Fund's future financial statements.

Effective August 1, 2010, QS Investors, LLC will replace DIMA as one of the subadvisers of the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED                                                              PERIOD ENDED
                                  JUNE 30,                       YEAR ENDED DECEMBER 31,                  DECEMBER 31,
                                --------------------------------------------------------------------------------------
                                    2010              2009             2008         2007             2006         2005*
                                --------------------------------------------------------------------------------------

Net asset value at
  beginning of period           $   7.97          $   7.21         $   9.37     $  10.00         $   9.89     $  10.00
                                --------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income (loss)      (.00)(a),(b)       .03              .13          .13              .39          .15
  Net realized and unrealized
    gain (loss)                     (.34)(b)           .85(c)         (2.09)         .35              .11         (.11)
                                --------------------------------------------------------------------------------------
Total from investment
  operations                        (.34)(b)           .88            (1.96)         .48              .50          .04
                                --------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.01)             (.03)            (.13)        (.13)            (.39)        (.15)
  Realized capital gains               -              (.09)            (.07)        (.98)               -           -
                                --------------------------------------------------------------------------------------
Total distributions                 (.01)             (.12)            (.20)       (1.11)            (.39)        (.15)
                                --------------------------------------------------------------------------------------
Net asset value at
  end of period                 $   7.62          $   7.97         $   7.21     $   9.37         $  10.00     $   9.89
                                ======================================================================================
Total return (%)**                 (4.27)            12.25(c),(e)    (21.01)        4.70(d)          5.09          .44
Net assets at
  end of period (000)           $137,329          $149,206         $142,978     $250,714         $293,619     $205,630
Ratios to average
  net assets:***
  Expenses including dividend
    expense on securities
    Sold short (%)(f)
    Including reimbursements        1.56(g)           1.56(e),(h)      1.31(h)      1.12(d),(h)      1.00(h)      1.00(g),(h)
    Excluding reimbursements        1.56(g)           1.70(e)          1.60         1.31             1.20         1.21(g)
  Expenses excluding dividend
    expense on securities
    Sold short (%)(f)
    Including reimbursements        1.33(g)           1.29(e),(h)      1.00(h)      1.00(d),(h)      1.00(h)      1.00(g),(h)
    Excluding reimbursements        1.33(g)           1.43(e)          1.29         1.19             1.20         1.21(g)
  Net investment
    income (loss) (%)               (.03)(g)           .41             1.00         1.22             4.09         1.88(g)
PORTFOLIO TURNOVER (%)(k)             23(i)             68(i)           384(i)       471(i)           200(j)       443(j)

  * Fund commenced operations on January 24, 2005.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
*** For the six-month period ended June 30, 2010, average net assets were
    $148,148,000.
(a) Represents less than $0.01 per share.
(b) Calculated using average shares. For the six-month period ended June 30,
    2010, average shares were 18,454,000.

================================================================================

50  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

(c) For the year ended December 31, 2009, the Manager reimbursed the Fund $8,000 for a loss incurred from the sale of option contracts that were purchased in excess of what was required to hedge the equity portion of the Fund's portfolio. The effect of this reimbursement on the Fund's net realized loss per share and total return was less than $0.01/0.01%.
(d) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(e) During the year ended December 31, 2009, SAS voluntarily reimbursed the Fund
    $56,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.04%. This decrease is excluded from the expense ratios in the
    Financial Highlights table.
(f) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(h) Prior to May 1, 2009, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets, excluding the effect of any dividend expense for securities sold short.
(i) Calculated excluding securities sold short, covers on securities sold short, and options transactions. The turnover rate or the portion of the Fund invested in ETFs and bonds was calculated using average daily market value for the years ended December 31, 2007, and 2008, and calculated using average monthly market value for the year ended December 31, 2009.
(j) Calculated using average daily market value for the number of months during which the Fund was invested in long-term securities (ETFs and bonds), which, for the year ended December 31, 2006, and the period ended December 31,
    2005, were two and seven, respectively.
(k) The Fund's various investment strategies may create a large volume of purchase and sales transactions relative to the market value of portfolio investments, which results in portfolio turnover rates exceeding 100%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

EXPENSE EXAMPLE

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2010, through June
30, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this

================================================================================

52  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                   BEGINNING              ENDING             DURING PERIOD*
                                 ACCOUNT VALUE         ACCOUNT VALUE        JANUARY 1, 2010 -
                                JANUARY 1, 2010        JUNE 30, 2010          JUNE 30, 2010
                                -------------------------------------------------------------

Actual                             $1,000.00             $  957.30                $7.57

Hypothetical
  (5% return before expenses)       1,000.00              1,017.06                 7.80

* Expenses are equal to the Fund's annualized expense ratio of 1.56%, which is net of any reimbursements and expenses paid indirectly and includes dividend expense for securities sold short, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (4.27)% for the six-month period of
  January 1, 2010, through June 30, 2010.

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

ADVISORY AGREEMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 9, 2010, the
Board, including the Trustees who are not "interested persons" of the Trust (the
Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory
Agreements with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Subadvisory Agreements
and the Manager and the Subadvisers, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the
Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the
Manager; and (iii) information about the Manager's operations and personnel.
Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

54  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the
Independent Trustees, voted to approve the Advisory Agreement. In approving the
Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory
Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of
Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust. The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's

================================================================================

                                                       ADVISORY AGREEMENTS |  55

================================================================================

brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory
Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the
Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory
Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads and front-end loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the
Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were above the median of its expense group and was the median of its expense universe. The Board

================================================================================

56  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

took into account the various services provided to the Fund by the Manager and its affiliates. The Board also took into account Management's discussion of the
Fund's expenses, including the various components contributing to the Fund's expense ratio. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results.
The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the
"performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the
Fund's performance was below the average of its performance universe and its
Lipper index for the one- and three-year periods ended December 31, 2009. The
Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one- and three-year periods ended
December 31, 2009. The Board took into account management's discussion of the
Fund's performance, including actions taken to address performance, such as the addition of another subadviser in 2009. The Board also noted the improvement in the Fund's more recent performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the
Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed the Fund for expenses.

================================================================================

                                                       ADVISORY AGREEMENTS |  57

================================================================================

In reviewing the overall profitability of the management fee to the Manager, the
Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The
Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account Management's discussion of the Fund's commentary fee structure. The Board also took into account management's discussion of the current advisory fee structure. The Board also noted that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.
The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's
Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the
Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS

In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent,

================================================================================

58  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) each Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii)
comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of each Subadvisory
Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board, including the
Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The
Board considered information provided to it regarding the services provided by each Subadviser. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Board noted that the materials provided to it by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted each Subadviser's brokerage practices.
The Board also considered each Subadviser's regulatory and compliance history.
The Board noted that the Manager's monitoring processes of the Subadvisers would include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the
Board; and (iii) due diligence reviews of each Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to each Subadviser of its relationship with the Fund, the Board noted the undertakings of

================================================================================

                                                       ADVISORY AGREEMENTS |  59

================================================================================

the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreements were paid by the Manager. The Board also relied on the ability of the Manager to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by each Subadviser, each
Subadviser's anticipated profitability with respect to the Fund, and the potential economies of scale in each Subadviser's management of the Fund, to the extent available. However, this information was less significant to the Board's consideration of the Subadvisory Agreements than the other factors considered for the above reasons.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees each Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the
Manager and that, in turn, the Manager pays a subadvisory fee to each
Subadviser. As noted above, the Board considered the Fund's performance during the one- and three-year periods ended December 31, 2009, as compared to the
Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the
Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board also noted
each Subadviser's long-term performance record for similar accounts, as applicable.

CONCLUSIONS -- The Board reached the following conclusions regarding each
Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage a portion of the Fund's assets in accordance with its investment objectives and policies; (ii) each Subadviser maintains an appropriate compliance program;
(iii) the performance of the Fund is being addressed; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on its conclusions, the Board determined that approval of each of the Subadvisory
Agreements with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

60  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
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>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
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   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   48704-0810                                (C)2010, USAA. All rights reserved.
ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/25/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/25/2010
         ------------------------------

By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/25/2010
         ------------------------------